GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of change in net carrying amount of goodwill by reportable segments

	Russia	Ukraine	Uzbekistan	Other	Total
Balance at January 1, 2011
Gross amount of goodwill	$769,958	$5,327	$108,544	$145,602	$1,029,431
Accumulated impairment loss	(48,096)	—	—	—	(48,096)

	721,862	5,327	108,544	145,602	981,335

Acquisitions (Note 3)	150,066	—	—	—	150,066
Finalization of purchase accounting	6,945	—	—	—	6,945
Currency translation adjustment	(46,988)	(19)	—	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	877,413	5,308	108,544	137,169	1,128,434
Accumulated impairment loss	(45,528)	—	—	—	(45,528)

	831,885	5,308	108,544	137,169	1,082,906

Acquisitions (Note 3)	46,890	—	—	—	46,890
Impairment loss (Note 4)	—	—	(108,544)	—	(108,544)
Currency translation adjustment	52,483	(2)	—	(6,054)	46,427

Balance at December 31, 2012
Gross amount of goodwill	979,519	5,306	108,544	131,115	1,224,484
Accumulated impairment loss	(48,261)	—	(108,544)	—	(156,805)

	$931,258	$5,306	$—	$131,115	$1,067,679